Other Assets - Summary of Other Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Miscellaneous Assets [Abstract]
Spare parts	$ 2,059		$ 1,776
Refundable deposits	1,860		2,083
Other financial assets	1,000		1,000
Others	2,800		2,288
Other assets	7,719		7,147
Others	124		346
Other current assets	2,183	$ 74	2,122
Other financial assets	1,000		1,000
Others	2,676		1,942
Other noncurrent assets	$ 5,536	$ 187	$ 5,025